Note 5 - Consideration Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Note 5 - Consideration Receivable (Details) [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Proceeds from Sale of Equity Method Investments	$ 11,445,202
Consideration Receivable	13,449,458
Lang Fang Developer [Member]
Note 5 - Consideration Receivable (Details) [Line Items]
Equity Method Investment, Aggregate Cost		22,142,400
Equity Method Investment, Ownership Percentage		49.00%
Equity Method Investment, Amount Sold	24,930,702
Proceeds from Sale of Equity Method Investments	11,481,244
Consideration Receivable	$ 13,449,458